BASIS OF PRESENTATION	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Nov. 30, 2025	Jun. 30, 2025
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2.BASIS OF PRESENTATION

a)Basis of accounting

The accompanying unaudited condensed consolidated interim financial statements are presented using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for financial information. References to the “ASC” hereafter refer to the Accounting Standards Codification established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP.

These unaudited condensed consolidated interim financial statements include the accounts of the Company, and its wholly-owned subsidiaries, Eagle Energy and SVII, following the reverse recapitalization as further discussed in Note 4, as well as its wholly-owned subsidiary, Oregon Energy, following the acquisition of Oregon Energy as further discussed in Note 5. For periods prior to the reverse recapitalization and acquisition of Oregon Energy, the reported share and per share amounts have been retroactively adjusted as further discussed below in this note, with the exception of authorized shares. Accompanying financial statements as of November 30, 2025, and for the three months ended February 28, 2025, include only the accounts of Eagle Energy.

The unaudited condensed consolidated interim financial statements for the three months ended February 28, 2026 reflected (i) the historical operating results of Eagle Energy prior to the de-SPAC transaction, (ii) the combined results of the Company, Eagle Energy, SVII, and Oregon Energy following the closing of the de-SPAC transaction and acquisition, (iii) the assets and liabilities of Eagle Energy at their historical costs, (iv) the assets and liabilities of the Company and SVII at their historical costs, (v) the assets and liabilities assumed from acquisition of Oregon Energy as recognized in an asset acquisition as further discussed in Note 5, and (vi) the Company’s equity structure for all periods presented.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation of the results of the interim periods, but are not necessarily indicative of the results of operations to be anticipated for the full year ending November 30, 2026. These unaudited condensed consolidated interim financial statements should be read in conjunction with the financial statements for the year ended November 30, 2025 and the period from December 14, 2023 (inception) through November 30, 2024, included in the proxy statement/prospectus filed pursuant to Rule 424(b)(3) of the Securities Act of 1933, as amended (File No. 333-290631) on February 2, 2026.

The Company previously disclosed in its financial statements for the year ended November 30, 2025 and the period from December 14, 2023 (inception) through November 30, 2024, that a material uncertainty existed that cast doubt on the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. During the three months ended February 28, 2026, as a result of the successful completion of the de-SPAC transaction (Note 4) and a PIPE financing (Note 12), the Company possesses sufficient financial resources to sustain its operations. Thus the previously disclosed material uncertainty regarding the Company’s ability to continue as a going concern has been alleviated.

b)Basis of consolidation

These unaudited condensed consolidated interim financial statements include the accounts of the Company and entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. All intercompany balances and transactions, income and expenses have been eliminated upon consolidation.

As of February 28, 2026, the Company’s subsidiaries were:

Name of subsidiary	Place of incorporation	Ownership
Eagle Energy	Nevada, the United States	100%
Oregon Energy	Oregon, the United States	100%
SVII	Cayman Islands	100%

c)Retroactive application of reverse recapitalization

As further discussed in Note 4, the de-SPAC transaction on February 24, 2026 was accounted for as a recapitalization of equity structure, with Eagle Energy being deemed as the accounting acquirer. Accordingly, these unaudited condensed consolidated interim financial statements of the Company represent a continuance of the business and operations of Eagle Energy, with the de-SPAC transaction being treated as the equivalent of Eagle Energy issuing stock for the net assets of SVII and the Company, accompanied by a recapitalization.

The number of shares of common stock of Eagle Energy for all periods prior to the de-SPAC transaction have been retrospectively adjusted using the exchange ratios that were established in accordance with the BCA, as further disclosed in Note 4.

Retroactive application of reverse recapitalization to the consolidated balance sheet as of November 30, 2025

To conform to the retroactive application of the reverse recapitalization (Note 4), the common stock and redeemable common stock within the consolidated balance sheets have been retroactively converted to common stock of the Company using the exchange ratios, with common stock of the Company having par value of $0.0001. Accordingly, the Company reclassified $9,131 of common stock par value of Eagle Energy to additional paid-in capital at November 30, 2025.

Retroactive application of reverse recapitalization to the unaudited condensed consolidated interim statements

The weighted average shares during the three months ended February 28, 2025 have been recalculated to give effect to the retroactive application of the reverse recapitalization (Note 4) on the outstanding shares. Accordingly, the basic and diluted weighted-average number of shares outstanding of Eagle Energy common stock were retroactively converted to common stock of the Company.

Retroactive application of reverse recapitalization to the unaudited condensed consolidated interim statements of changes in stockholders’ equity (deficit)

The unaudited condensed consolidated interim statement of changes in stockholders’ equity (deficit) for the three months ended February 28, 2025 has been recast to reflect the number of common stock of the Company issued to Eagle Energy stockholders in connection with the reverse recapitalization (Note 4) at the par value of the common stock of the Company of $0.0001. The number of shares of Eagle Energy common stock have been recast after giving effect to the exchange ratio in connection with the reverse recapitalization, and the related impacts to common stock and additional paid-in capital for the change in par value.

d)Variable interest entities (“VIE”)

A VIE is an entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to control the entity’s activities or do not substantially participate in the gains and losses of the entity. Upon inception of a contractual agreement, and thereafter, if a reconsideration event occurs, the Company performs an assessment to determine whether the arrangement contains a variable interest in an entity and whether that entity is a VIE. The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. Where the Company concludes that it is the primary beneficiary of a VIE, the Company consolidates the accounts of that VIE. As of February 28, 2026, the Company is not involved in any contractual agreements that give rise to a VIE.

e)Functional and presentation currencies

The unaudited condensed consolidated interim financial statements of the Company are presented in United States dollars. The functional currency of the Company is the United States dollar; however, a significant amount of the Company’s vendors and expenses have been paid in Canadian dollars and the difference between the amount paid in Canadian dollars and reported in United States dollars related to the exchange rates on the dates such payments were made has been reflected in the accompanying unaudited condensed consolidated interim statements of operations of the respective period within the account labeled loss on foreign currency transactions.

f)Emerging growth company

The Company is an “Emerging Growth Company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it has taken advantage of certain exemptions that are not applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial reporting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable.

The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public and private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

g)Use of estimates and judgments

The preparation of unaudited condensed consolidated interim financial statements in conformity with U.S. GAAP requires the Company’s management to make judgments, estimates and assumptions, about future events that may impact the amounts reported in the unaudited condensed consolidated interim financial statements. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are made prospectively.

Key estimates made by management with respect to the areas noted have been disclosed in the notes to the unaudited condensed consolidated interim financial statements.

2.	BASIS OF PRESENTATION
a)	Basis of accounting

The accompanying financial statements are presented using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). References to the “ASC” hereafter refer to the Accounting Standards Codification established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP.

b)	Going concern

During the year ended November 30, 2025, the Company incurred a net loss of $5,260,632 (for the period from December 14, 2023 (inception) through November 30, 2024 — $1,020,057), and as of November 30, 2025, had an accumulated deficit of $6,280,689 (November 30, 2024 — 1,020,057). The Company’s ability to continue its operations and to realize its assets at their carrying values is dependent upon the Company’s ability to raise financing and generate profits and positive cash flows from operations to cover its operating costs. From time to time, the Company generates working capital to fund its operations by raising capital through equity or debt financing. However, there is no assurance that the Company will be able to continue to raise capital this way in the future.

The financial statements do not give effect to any adjustments required for the Company to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the financial statements. If the going concern assumption was not appropriate for the financial statements, adjustments would be necessary to the balance sheet classifications used. Such adjustments could be material. Additional funds will be required to enable the Company to pursue its initiatives, and the Company may be unable to obtain such financing on terms which are satisfactory to it. Furthermore, there is no assurance that the business will be profitable. These factors indicate the existence of a material uncertainty that may cast doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. Should the Company be unable to complete these plans to obtain additional financing and be unable to continue as a going concern, the Company may be forced to cease operations.

2.	BASIS OF PRESENTATION (continued)
c)	Functional and presentation currencies

The financial statements of the Company are presented in United States dollars. The functional currency of the Company is the United States dollar; however, a significant amount of the Company’s vendors and expenses have been paid in Canadian dollars and the difference between the amount paid in Canadian dollars and reported in United States dollars related to the exchange rates on the dates such payments were made has been reflected in the accompanying statements of operations of the respective period within the account labeled gain (loss) on foreign currency transactions.

d)	Emerging growth company

The Company is an “Emerging Growth Company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it has taken advantage of certain exemptions that are not applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial reporting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable.

The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public and private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

e)	Use of estimates and judgments

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make judgments, estimates and assumptions, about future events that may impact the amounts reported in the financial statements. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are made prospectively.

Key estimates made by management with respect to the areas noted have been disclosed in the notes to the financial statements.

Oregon Energy LLC
BASIS OF PRESENTATION
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION
(a)	Basis of presentation

The accompanying unaudited condensed financial statements are presented using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). References to the “ASC” hereafter refer to the Accounting Standards Codification established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP. In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation of the results of the interim periods, but are not necessarily indicative of the results of operations to be anticipated for the full year ending June 30, 2026. These unaudited condensed financial statements should be read in conjunction with the financial statements for the years ended June 30, 2025 and 2024.

(b)	Going concern

The unaudited condensed financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. During the six months ended December 31, 2025, the Company recorded a net income of $14,946 (six months ended December 31, 2024 — net loss of $66,005) and an accumulated deficit of $13,434,558 (June 30, 2025 — $13,449,504).

These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the unaudited condensed financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The unaudited condensed financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Such adjustments could be material.

As of December 31, 2025, the Company had cash in the amount of $1,733 (June 30, 2025 - $16,731). The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our membership interest, in the case or equity financing.

(c)	Functional and presentation currencies

The unaudited condensed financial statements of the Company are presented in United States dollars, which is the functional currency of the Company.

(d)	Use of estimates and judgments

The preparation of unaudited condensed financial statements in conformity with U.S. GAAP requires the Company’s management to make judgments, estimates and assumptions, about future events that may impact the amounts reported in the unaudited condensed financial statements. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are made prospectively.

Key estimates made by management with respect to the areas noted have been disclosed in the notes to these unaudited condensed financial statements (see Note 3).

2.	BASIS OF PRESENTATION

(a)Basis of presentation

The accompanying financial statements are presented using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). References to the “ASC” hereafter refer to the Accounting Standards Codification established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP.

(b)Going concern

The financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. During the year ended June 30, 2025, the Company recorded a net loss of $153,783 (June 30, 2024 — $773,772) and as of June 30, 2025 had an accumulated deficit of $13,449,504.

These factors raise doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Such adjustments could be material.

As of June 30, 2025, the Company had cash in the amount of $16,731 (June 30, 2024 — $67,339). The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our membership interest, in the case or equity financing.

(c)Functional and presentation currencies

The financial statements of the Company are presented in United States dollars, which is the functional currency of the Company.

(d)Use of estimates and judgments

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make judgments, estimates and assumptions, about future events that may impact the amounts reported in the financial statements. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are made prospectively.

Key estimates made by management with respect to the areas noted have been disclosed in the notes to these financial statements (see Note 3).